Shareholder Report, Holdings (Details) - Fidelity Systematic Municipal Bond Index ETF	Jun. 30, 2025
TS0Member
Holdings [Line Items]
Percent of Net Asset Value	21.50%
TS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
TS2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
RS0Member
Holdings [Line Items]
Percent of Net Asset Value	35.90%
RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
RS7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	56.20%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	30.50%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%